Condensed Consolidated Statements of Operations (Parenthetical) - USD ($)	3 Months Ended	9 Months Ended
	Sep. 30, 2025	Sep. 30, 2025
Including sales	$ 1,651,787	$ 4,654,270
Sales [Member]
Including sales	$ 0	$ 188,445